CONSOLIDATED STATEMENT OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net income	¥ 2,492,967	¥ 2,874,614	¥ 2,282,378
Depreciation and amortization	2,039,904	1,821,880	1,644,290
Interest income and interest costs related to financial services, net	(694,331)	(354,102)	(236,862)
Share of profit (loss) of investments accounted for using the equity method	(643,063)	(560,346)	(351,029)
Income tax expense	1,175,765	1,115,918	649,976
Changes in operating assets and liabilities, and other	(1,502,482)	(1,130,667)	(1,063,562)
(Increase) decrease in trade accounts and other receivables	(532,432)	118,652	5,027
(Increase) decrease in receivables related to financial services	(1,760,288)	(1,213,234)	(1,243,648)
(Increase) decrease in inventories	(350,550)	(725,285)	(242,769)
(Increase) decrease in other current assets	(61,538)	71,314	(163,473)
Increase (decrease) in trade accounts and other payables	712,400	152,399	384,142
Increase (decrease) in other current liabilities	545,666	410,546	282,197
Increase (decrease) in retirement benefit liabilities	21,213	60,419	55,281
Other, net	(76,953)	(5,478)	(140,319)
Interest received	1,516,404	835,739	776,748
Dividends received	460,351	347,387	294,520
Interest paid	(593,216)	(418,043)	(459,181)
Income taxes paid, net of refunds	(1,297,224)	(809,763)	(810,117)
Net cash provided by (used in) operating activities	2,955,076	3,722,615	2,727,162
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,450,196)	(1,197,266)	(1,213,903)
Additions to equipment leased to others	(1,907,356)	(2,286,893)	(2,275,595)
Proceeds from sales of fixed assets excluding equipment leased to others	56,436	37,749	40,542
Proceeds from sales of equipment leased to others	1,659,161	1,542,132	1,371,699
Additions to intangible assets	(348,280)	(346,085)	(278,447)
Additions to public and corporate bonds and stocks	(1,150,214)	(2,427,911)	(2,729,171)
Proceeds from sales of public and corporate bonds and stocks	393,982	282,521	1,020,533
Proceeds upon maturity of public and corporate bonds	939,747	1,920,116	1,041,385
Other, net	207,829	1,898,143	(1,661,218)
Net cash provided by (used in) investing activities	(1,598,890)	(577,496)	(4,684,175)
Cash flows from financing activities
Increase (decrease) in short-term debt	239,689	(579,216)	(1,038,438)
Proceeds from long-term debt	9,276,918	8,122,678	9,656,216
Payments of long-term debt	(8,353,033)	(8,843,665)	(5,416,376)
Dividends paid to Toyota Motor Corporation common shareholders	(727,980)	(709,872)	(625,514)
Dividends paid to non-controlling interests	(84,986)	(51,723)	(36,598)
Reissuance (repurchase) of treasury stock	(431,099)	(404,718)	199,884
Other, net	24,310
Net cash provided by (used in) financing activities	(56,180)	(2,466,516)	2,739,174
Effect of exchange rate changes on cash and cash equivalents	103,305	334,195	220,245
Net increase (decrease) in cash and cash equivalents	1,403,311	1,012,798	1,002,406
Cash and cash equivalents at beginning of year	6,113,655	5,100,857	4,098,450
Cash and cash equivalents at end of year	¥ 7,516,966	¥ 6,113,655	¥ 5,100,857